Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Summary of Detailed Information About Intangible Assets

(in millions)	Goodwill	Concessions, licenses, in- process R&D and similar rights	Advance payments	Total
Acquisition costs
As of January 1, 2021	€53.7	€147.2	€6.0	€206.9
Additions	—	5.9	4.2	10.1
Disposals	—	(8.5)	(1.2)	(9.7)
Reclassifications	—	1.2	(1.2)	—
Currency differences	4.1	2.5	—	6.6
Acquisition of subsidiaries and businesses	—	43.3	—	43.3

As of December 31, 2021	€57.8	€191.6	€7.8	€257.2

As of January 1, 2022	57.8	191.6	7.8	257.2
Additions	—	22.8	11.4	34.2
Disposals	—	(0.1)	—	(0.1)
Reclassifications	—	6.1	(6.1)	—
Currency differences	3.4	1.9	—	5.3

As of December 31, 2022	€61.2	€222.3	€13.1	€296.6

(in millions)	Goodwill	Concessions, licenses, in- process R&D and similar rights	Advance payments	Total
Cumulative amortization and impairment charges
As of January 1, 2021	€—	€43.4	€—	€43.4
Amortization	—	16.8	—	16.8
Disposals	—	(5.5)	—	(5.5)
Currency differences	—	0.1	—	0.1
As of December 31, 2021	€—	€54.8	€—	€54.8
As of January 1, 2022	—	54.8	—	54.8
Amortization	—	22.0	—	22.0
Disposals	—	(0.1)	—	(0.1)
Currency differences	—	0.2	—	0.2

As of December 31, 2022	€—	€76.9	€—	€76.9

(in millions)	Goodwill	Concessions, licenses, in- process R&D and similar rights	Advance payments	Total
Carrying amount
As of December 31, 2021	€57.8	€136.8	€7.8	€202.4

As of December 31, 2022	€61.2	€145.4	€13.1	€219.7

Summary of Goodwill Recognized

	CGU Immunotherapies		External Product Sales of JPT		Total
(in millions)	As of December 31, 2022	As of December 31, 2021	As of December 31, 2022	As of December 31, 2021	As of December 31, 2022	As of December 31, 2021
Goodwill	€60.7	€57.3	€0.5	€0.5	€61.2	€57.8